Description of Organization and Business Operations (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)																								12 Months Ended
	Sep. 26, 2025	Jun. 02, 2025	Dec. 23, 2024	Jun. 26, 2024	Jun. 21, 2024	Sep. 26, 2023	Sep. 22, 2023	Aug. 28, 2023	Aug. 02, 2023	Jun. 26, 2023	May 25, 2023	Apr. 25, 2023	Mar. 30, 2023	Mar. 29, 2023	Feb. 23, 2023	Jan. 25, 2023	Dec. 26, 2022	Nov. 26, 2022	Oct. 26, 2022	Sep. 26, 2022	Sep. 13, 2022	Aug. 16, 2022	Nov. 25, 2020	Dec. 31, 2024	Dec. 31, 2023	Sep. 27, 2023
Description of Organization and Business Operations [Line Items]
Warrants sold during period (in Shares)																								5,425,000
Net proceeds placed in Trust Account																								$ 10,532,045	$ 12,977,528
Shares issued price per share (in Dollars per share)																								$ 9.2
Cash held outside Trust Account																								$ 101,674	$ 4,228
Aggregate fair market percentage																								80.00%
Percentage of outstanding voting																								50.00%
Stock redemption price per share (in Dollars per share)			$ 11.83
Minimum net intangible assets required for business combination																								$ 5,000,001
Restriction on redeeming shares in case of stockholder approval of business combination																								10.00%
Business combination incomplete, percentage of stock redemption																								100.00%
Business combination incomplete, maximum dissolution expenses to be paid																								$ 100,000
Public price per share (in Dollars per share)																								$ 11.505
Common stock, par value (in Dollars per share)																								$ 0.0001	$ 0.0001
Working capital																								$ 17,358,530
Proceeds from sale of founder shares																								25,000
Proceeds from unsecured and non-interest bearing promissory note																								$ 300,000
Excise Tax Percentage																						1.00%
Value of common stock redeemed			$ 7,400,000	$ 2,900,000										$ 5,400,000
Number of common stock redeemed (in Shares)		621,609	621,609		265,564		21,208														3,076,817
Common stock subject to redemption (in Shares)				265,564		231,000
Percentage of excise tax on redemption amount paid																								1.00%
Excise tax liability																								$ 160,441	$ 56,270
Percentage of excise tax liability shares redeemed																								1.00%
Breeze Common Stocks [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																								$ 0.0001
Biopharma Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Pre-transaction equity value																								$ 647,304,110
Pubco Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Assumed value per share of common stock (in Shares)																								10
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Stock issued during period (in Shares)														509,712
Stock redemption price per share (in Dollars per share)				$ 11.6										$ 10.56
Number of common stock redeemed (in Shares)						21,208
Common stock subject to redemption (in Shares)						10.77
Biopharma Limited [Member]
Description of Organization and Business Operations [Line Items]
Divided equity value																								$ 647,304,110
Number of directors																								7
Percentage of forfeit of common stock shares																								$ 150,000
Number of consecutive trading days																								30 years
Biopharma Limited [Member] | Milestone Event One [Member]
Description of Organization and Business Operations [Line Items]
Percentage of daily trading volume of shares of common stock																								10.00%
Number of trading days																								20 years
Number of consecutive trading days																								30 years
Weighted average market price per share (in Dollars per share)																								$ 12.5
Biopharma Limited [Member] | Milestone Event Two [Member]
Description of Organization and Business Operations [Line Items]
Percentage of daily trading volume of shares of common stock																								10.00%
Number of trading days																								20 years
Related Party Loans [Member]
Description of Organization and Business Operations [Line Items]
Shares issued price per share (in Dollars per share)			$ 0.035		$ 0.035			$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035			$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035				$ 0.1		$ 0.035
Deposits into trust account					$ 31,280			$ 41,317	$ 41,317	$ 41,317	$ 41,317	$ 41,317	$ 41,317		$ 59,157	$ 59,157	$ 59,157	$ 59,157	$ 59,157	$ 59,157				$ 9,523
Minimum [Member] | Biopharma Limited [Member] | Milestone Event Two [Member]
Description of Organization and Business Operations [Line Items]
Weighted average market price per share (in Dollars per share)																								$ 15
IPO [Member]
Description of Organization and Business Operations [Line Items]
Stock issued during period (in Shares)																							11,500,000
Gross proceeds from initial public offering																							$ 115,000,000
Net proceeds placed in Trust Account																							$ 115,000,000
Shares issued price per share (in Dollars per share)																							$ 10
Transaction costs																								$ 4,099,907
Underwriting fees																								2,300,000
Offering costs																								1,322,350
Other offering costs																								477,557
Cash held outside Trust Account																								$ 101,674
Stock redemption price per share (in Dollars per share)																								$ 10.15
IPO [Member] | Related Party Loans [Member]
Description of Organization and Business Operations [Line Items]
Shares issued price per share (in Dollars per share)	$ 0.21
Deposits into trust account																								$ 1,150,000
Divided equity value	$ 354,942
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Sale price per private placement warrant (in Dollars per share)																								$ 1
Gross proceeds from sale of warrants																								$ 5,425,000
Net proceeds placed in Trust Account																							$ 1,725,000